EXPLORATION AND EVALUATION ASSETS	12 Months Ended
Dec. 31, 2018
Statements Line Items
EXPLORATION AND EVALUATION ASSETS [Text Block]

9. EXPLORATION AND EVALUATION ASSETS

Acquisition Costs

At December 31, 2018 and December 31, 2017, the Company has capitalized the following acquisition costs on its exploration and evaluation assets:

Region	Properties	December 31, 2018	December 31, 2017
Sweden	Various	$16,671	$16,671
	Viad royalties	421,084	421,084
Turkey	Alankoy	153,960	153,960
	Trab	78,587	78,587
United States	Superior West, Arizona	736,341	867,096
of America	Yerington, Nevada	206,258	304,568
Total		$1,612,901	$1,841,966

During the year ended December 31, 2018, the Company received a $130,756 (US$100,000) annual option payment related to an exploration and option to purchase agreement for the Superior West project with Kennecott Exploration Company (“Kennecott”). The Company also received the annual option payment related to an option agreement with Mason Resources Corp (“Mason”) for $98,310 (US$75,000) and applied against the Yerington project.

During the year ended December 31, 2017, the Company received a $133,383 (US$100,000) annual option payment related to an exploration and option to purchase agreement for the Superior West project with Kennecott. The Company also received the annual option payment related to an option agreement with Mason for $88,527 (US$75,000) and applied against the Yerington project. Also during the year ended December 31, 2017, the Company sold the wholly owned Australian subsidiary that held the Koonenberry licences in Australia. As part of the sale, the Company transferred the ownership of the Koonenberry property which had a capitalized cost of $81,124.

During the year ended Dececmber 31, 2016, the Company received a $129,820 (US$100,000) annual option payment related to an exploration and option to purchase agreement for the Superior West project with Kennecott applied against the Superior West capitalized costs. Also during the year ended December 31, 2016, the Company sold its Sisorta project in Turkey and all capitalized costs were recovered.

Sweden and Norway Licenses

The Company holds certain exploration permits in Sweden and Norway. There are no specific spending commitments on the Swedish licenses and permits.

On February 14, 2017, the Company completed an agreement to sell certain wholly owned subsidiaries in Sweden to Boreal Metals Corp. (“BMC”)(TSX-V: BMX), a British Columbia corporation. Pursuant to the agreement BMC acquired two wholly-owned subsidiaries of the Company that control the Gumsberg and Adak exploration assets in Sweden and the Tynset and Burfjord assets in Norway. In exchange for the transfer of its wholly-owned subsidiary Iekelvare AB, which owns the Gumsberg and Adak properties, and its entire interest in its wholly-owned subsidiary EMX Exploration Scandinavia AB, which owns the Tynset and Burfjord properties BMC completed the following:

  BMC issued 1,713,390 common shares to EMX representing a 19.9% equity ownership in BMC. BMC had the continuing obligation to issue additional shares of BMC to EMX to maintain its 19.9% interest in BMC, at no additional cost to EMX, until BMC raised CAD $5,000,000 in equity (completed). EMX now has the right to participate pro-rata in future financings at its own cost to maintain its 19.9% interest in BMC.
  BMC also agreed to reimburse SEK 550,000 ($81,996, received) to the Company for license fees related to the Adak license.
  As part of the agreement, EMX will receive an uncapped 3% NSR royalty on each of the properties. Within five years of the closing date, BMC has the right to buy down up to 1% of the royalty on any given project by paying EMX US$2,500,000 in cash and shares of BMC. Such buy down is project specific.
  Additionally, EMX will receive annual advance royalty (“AAR”) payments of US$20,000 for each of the properties commencing on the second anniversary of the closing, with each AAR payment increasing by US$5,000 per year until reaching US$60,000 per year, except that BMC may forgo AAR payments on two of the four properties in years two and three.
  EMX will also receive a 0.5% NSR royalty on any new mineral exploration projects generated by BMC in Sweden or Norway, excluding projects acquired from a third party containing a mineral resource or reserve or an existing mining operation. These royalties are not capped and not subject to a buy down.
  As part of the agreement, EMX also has the right to nominate one seat on the Board of Directors of BMC.

Pursuant to the sale agreement, the Company received 1,713,390 shares of BMC on signing, valued at $0.05 per share or $85,670, and paid a US$12,000 ($15,862) finders fee. Subsequent to signing, pursuant to equity and private placements completed by BMC, BMC issued EMX a further 7,492,492 shares to EMX valued at $1,290,998. EMX recorded a total gain on sale of $1,393,224 in fiscal 2017.

Modum Project

In January 2018, the Company amended the sale agreement with BMC noted above to include the Modum project in Norway in exchange for an additional 1,324,181 common shares of BMC (received in March 2018) valued at $397,254 or $0.30 per share and is included in gain on acquisition and sale of exploration and evaluation assets.

The Company sold 5,000,000 shares of BMC during the year and as at December 31, 2018 holds 5,530,063 shares of BMC representing approximately a 9.4% interest. Subsequent to the year ended December 31, 2018, the Company participated in a private placement of BMC acquiring an additional 1,995,672 shares of BMC bringing EMX’s interest to 9.9%.

Slättberg Project

In December 2017, the Company executed an option agreement subsequently amended for the sale of the Slättberg licenses in Sweden to Sienna Resources Inc. (“Sienna”) (TSX-V: SIE). As part of the agreement, Sienna can earn a 100% interest in the project by completing the following: Ik,

  On signing the agreement, Sienna issued EMX 3,000,000 common shares (received) of Sienna stock valued at $750,000.
  As a condition to the exercise of the option, Sienna must undertake work commitments of at least $750,000 on the project, including drilling of at least 750 meters.
  Upon exercise of the option, issue to EMX an additional 3,000,000 common shares of Sienna, and EMX will receive a 3% NSR royalty on the project.
  After exercise of the option, Sienna will use commercially reasonable efforts to raise $3,000,000 for development of the project and other activities. Once Sienna has raised that amount, Sienna will issue an additional 4,000,000 common shares to EMX. Thereafter, EMX will have the right to participate pro-rata in future financings at its own cost to maintain its interest in Sienna.
  Within six years of the execution of the agreement, Sienna may purchase 0.5% of the NSR royalty for $1,500,000, leaving EMX with a 2.5% NSR royalty.

Guldgruvan Cobalt Project

In February 2018, the Company closed a definitive agreement for the sale of the Guldgruvan cobalt project to Boreal Energy Metals Corporation (“BEMC”), a subsidiary of BMC in southern Norway.

In exchange for the transfer of its Guldgruvan exploration licence to BEMC, BEMC issued to EMX 2,979,798 common shares of BEMC representing a 5.9% equity ownership in BEMC.

EMX will retain a 3% NSR royalty on the project, of which 1% may be purchased by BEMC on or before the fifth anniversary of the closing date in 0.5% increments for a total of US$2,500,000 in cash and common shares of BEMC stock. EMX will also receive AAR payments, with an initial US$20,000 payment, commencing on the second anniversary of the closing, with each subsequent AAR payment increasing by US$5,000 per year until reaching US$60,000 per year.

Njuggtraskliden and Mjovattnet Projects

In April 2018, EMX executed another agreement with BEMC to sell the Njuggträskliden and Mjövattnet projects in Sweden.

At closing, BEMC issued to EMX 2,020,202 common shares representing a 4% equity ownership in BEMC, bringing EMX’s aggregate interest to 9.9% of BEMC’s issued and outstanding shares. BEMC has the continuing obligation to issue additional shares of BEMC to EMX to maintain its aggregate 9.9% interest in BEMC, at no additional cost to EMX, until BEMC has raised $3,000,000 in equity. Thereafter, EMX will have the right to participate pro-rata in future financings at its own cost to maintain its 9.9% interest in BEMC.

EMX will receive an uncapped 3% NSR royalty on each of the projects. Within five years of the closing date, BEMC has the right to buy down up to 1% of the royalty owed to EMX by paying EMX US$2,500,000 in cash and shares of BEMC for each project. For each project, EMX will also receive AAR payments, with an initial US$20,000 payment, commencing on the second anniversary of the closing, with each subsequent AAR payment increasing by US$5,000 per year until reaching US$60,000 per year. EMX will be also be reimbursed approximately US$37,000 for its acquisition costs and previous expenditures on the projects.

Riddarhyttan Project

In April 2018, the Company executed an option agreement with South32 Limited ("South32") for the Riddarhyttan project in Sweden. Pursuant to the agreement, South32 can earn a 100% interest in the project by: (a) making option and cash payments that total US$200,000, (b) making a one-time option exercise payment of US$500,000, and (c) completing US$5,000,000 of exploration work on the project within five years of the execution date. Upon exercise of the option, EMX will retain a 3% NSR royalty, 0.75% of which may be purchased by South32 for US$1,900,000 within five years of executing the agreement.

After exercising the option, AAR payments of 50,000 pounds of copper or the cash equivalent will be due to EMX, but will be deductible from future royalty payments. The AAR may be repurchased by South 32 for US$2,500,000. In addition, South32 will make milestone payments of: (a) 350,000 pounds of copper (or the cash equivalent) upon publication of a maiden resource on the project, and (b) 750,000 pounds of copper (or the cash equivalent) upon delivery of a feasibility study.

United States

Cathedral Well, Nevada

In June 2014, the Company signed an exploration and option agreement through its wholly-owned subsidiary BCE, with Ely Gold and Minerals Inc. (“Ely Gold”) (TSX Venture: ELY) to earn a 100% interest in the Cathedral Well project by paying EMX a total of US$100,000 over three years after which the Company will retain a 2.5% NSR royalty, inclusive of an underlying 0.5% NSR royalty. Ely Gold completed their earn-in for the property in November of 2016 through a trade with EMX, whereby a subsidiary of Ely Gold executed a quit claim deed for certain mining claims adjacent to EMX’s Spring Canyon property in Nevada in lieu of its last US$25,000 option payment. In December 2016, Ely Gold announced it had optioned the property to Colorado Resources Ltd. (TSX-V: CXO).

Subsequent to December 31, 2018, the Company received the 2018 AMR payment of 20 ounces of gold from Ely Gold to keep the agreement in good standing.

Hardshell Skarn, Arizona

The Company holds a 100% interest in the Hardshell Skarn property comprised of certain unpatented federal lode mining claims.

In October 2015, the Company signed an exploration and option agreement through its wholly-owned subsidiary FOBC LLC, with Arizona Mining Inc, to earn a 100% interest in the project by paying the Company a total of US$85,000 as follows: US$25,000 (received) upon execution of the agreement and US$60,000 (received) over the following three years. In 2017, Arizona Mining earned a 100% interest in the project under the agreement by accelerating and completing the required US$85,000 in cash payments. The Company retains a 2% NSR. AAR payments of US$5,000 commence on the first anniversary of the exercise of the option. After commencement of commercial production, the Company is due payments of US$5,000 or the royalty coming due that year, whichever is greater.

Greenwood Peak, Arizona

In November 2017, EMX executed an option agreement with a wholly owned subsidiary of Antofagasta plc (“Antofagasta”) (LSE: Anto) whereby Antofagasta can earn a 100% interest in the Greenwood Peak project by: a) reimbursing EMX’s acquisition costs and making annual option payments, together totaling US$630,000 ($30,000 received), and b) completing US$4,500,000 in work expenditures within the five year option period.

Antofagasta terminated its option to acquire the interest in the property in August, 2018 and the Company subsequently dropped the property.

Copper Springs, Arizona

On February 25, 2017, through BCE, the Company executed an option agreement for Copper Springs with Anglo American Exploration (USA), Inc. (“Anglo American”). Anglo American can earn a 100% interest in the project by: a) reimbursing holding and permitting costs and making annual option payments, together totaling US$447,000 ($132,000 received), and b) completing US$5,000,000 in exploration expenditures before the fifth anniversary of the agreement. Upon exercise of the option, Anglo American will pay EMX an additional US$110,000 and EMX will retain a 2% NSR royalty on the project. The royalty is not capped or purchasable, except over two parcels of Arizona State Land where Anglo American can buy a 0.5% NSR royalty from EMX for US$2,000,000. After exercise of the option, annual advanced minimum royalty (“AMR”) payments and milestone payments will be due to EMX.

Copper King, Arizona

In October 2016, the Company, through BCE, entered into an option agreement to sell the Copper King property for a combination of cash payments and work commitments. The agreement grants Kennecott the option to acquire a 100% interest in the property. Pursuant to the agreement, Kennecott can earn a 100% interest in the project by (a) reimbursing holding costs and making option payments, together totaling US$504,314 (US$79,314 received), and (b) completing US$4,000,000 in exploration expenditures before the fifth anniversary of the agreement. Upon exercise of the option EMX will retain a 2% NSR royalty on the project which is not capped or purchasable.

After exercise of the option, AMR payments and milestone payments will be due to EMX.

Subsequent to the year ended December 31, 2018, the Company received a US$50,000 option payment.

Buckhorn Creek Property, Arizona

In February 2018, the Company executed an option agreement with Kennecott whereby Kennecott can earn a 100% interest in the project by: a) making annual option payments totaling US$550,000, and b) completing US$4,500,000 in exploration expenditures before the fifth anniversary of the agreement. Upon exercise of the option, EMX will retain a 2% NSR royalty on the project which is not capped or purchasable. After exercise of the option, annual advance minimum payments and milestone payments will be due to EMX. The Company also received US$30,000 ($38,615) as an execution payment to the agreement.

Superior West, Arizona

The Company holds a 100% interest in the mineral rights comprised of certain federal unpatented mining claims, located on Tonto National Forest lands and unpatented federal mining claims under option.

On May 4, 2015, the Company entered into an exploration and option to purchase agreement, through its wholly owned subsidiary BCE, for the Superior West project with Kennecott. Pursuant to the agreement, Kennecott can earn a 100% interest in the project by making a cash payment upon execution of the agreement of US$149,187 (received), and thereafter completing US$5,500,000 in exploration expenditures and paying annual option payments totaling US$1,000,000 (US$100,000 received in March 2016, US$100,000 received in January 2017, and US$100,000 received in March 2018 ) before the fifth anniversary of the agreement. For the execution payment, US$50,000 ($52,500) was applied against the Superior West capitalized costs, and the balance of US$99,187 was a direct reimbursement to the Company for holding costs to maintain the property in good standing. Upon exercise of the option EMX will retain a 2% NSR royalty on the properties. Kennecott has the right to buy down 1% of the NSR royalty from underlying claim holders by payment of US$4,000,000 to EMX.

Kennecott has maintained or exceeded any minimum requirements for expenditures on the project and the agreement remains in good standing.

Mineral Hill, Wyoming

In October 2016, the Company, through its wholly-owned subsidiary BCE, entered into an option agreement with Coeur Explorations, Inc., a subsidiary of Coeur Mining, Inc. (NYSE: CDE) (“Coeur”) to acquire a 100% interest in the property. The Company’s Mineral Hill project is held under a pooling agreement with a private group, Mineral Hill L.P. (“MHL”), with all proceeds split 50:50, except for the sale of surface rights associated with several patented mining claims.

Pursuant to the agreement, Coeur may acquire a 100% interest in the property by a) making yearly option payments, beginning upon execution of the agreement, totaling US$435,000 (US$10,000 received upon execution, US$15,000 received in October 2017), b) making exploration expenditures totaling US$1,550,000 on or before the fifth anniversary of the agreement, and c) paying US$250,000 upon exercise of the option.

On October 19, 2018, EMX received notice that Coeur was terminating its option to acquire the property.

Ophir, Utah

In October 2016, the Company completed the sale of five patented mining claims comprising its Ophir property in Utah, through its wholly owned subsidiary Bullion Monarch Mining Inc., to Kennecott. The terms of the sale include a cash payment of US$75,000 (received) to EMX at closing, with the Company retaining a 2% NSR royalty on the property.

Yerington West, Nevada

The Yerington West property is comprised of certain unpatented federal mining claims located on lands administered by the Bureau of Land Management (“BLM”). Yerington West is under an option agreement, dated September 24, 2009 originally with Entrée Gold Inc. ("Entrée"), and then with Mason (TSX: MNR) as a result of a 2017 "spin out" whereby Entrée transferred the Ann Mason project, which includes EMX's Yerington West property, into Mason. On December 19, 2018 Hudbay Minerals Inc. (“Hudbay”) announced the acquisition of Mason which includes EMX’s Yerington West property.

Under the agreement, Hudbay can earn up to an 80% interest in the project by a) incurring expenditures of $1,000,000, making cash payments of $140,000, and issuing 85,000 shares within three years (completed by Entrée), b) making aggregate advance royalty payments totaling $375,000, being US$50,000 per year between the fifth and seventh anniversaries (received), and $75,000 per year between the eighth and tenth anniversaries ($75,000 received during the year ended Dececmber 31, 2018); and (c) delivering a feasibility study before the tenth anniversary of the agreement. Under the agreement, once the earn-in has been completed, EMX can convert its interest to a 2.5% NSR. Hudbay has the option to buy down 1.5% of the NSR for US$4,500,000.

Regional Strategic Alliance with South32

In November 2018, the Company, through its wholly-owned subsidiary BCE, entered into an agreement with South32 USA Exploration Inc, (“South32”), a wholly-owned subsidiary of South32 Limited. Pursuant to the agreement, which has an initial term of two years, South32 will fund EMX $800,000 per year to generate new prospects to be considered for acquisition as well as to fund the labor portion of work programs on early-stage projects, Alliance Exploration Projects (“AEP”). In addition, South32 will provide a minimum of $200,000 per year for new acquisition funding. South32 selected the Jasper Canyon, Sleeping Beauty, Dragon’s Tail, Lomitas Negras, and Midnight Juniper properties as the initial AEP’s for advancement under the alliance.

As projects advance, the Company will propose certain projects be selected as Designated Projects (“DP”). DP’s will advance under separate option agreements whereby South32 can earn a 100% interest in the project by making option payments totaling $525,000 and completing $5,000,000 in exploration expenditures over a five year period.

Upon exercise of the option, EMX will retain a 2% NSR royalty on the project which is not capped or purchasable. After exercise of the option, annual advance minimum payments and milestone payments will be due to EMX.

Various

The Company holds interests acquired by staking in several jurisdictions including Utah, Nevada, Arizona, Colorado and Wyoming.

Australia exploration licenses

The Company’s Australian properties are comprised of contiguous exploration licenses along the Koonenberry gold belt in New South Wales, Australia. The Australian properties are acquired either directly through staking or through agreements with license holders.

Koonenberry Property

In February 2014, the Company signed an exploration and option agreement with North Queensland Mining Pty Ltd. (“NQM”), a privately-held Australian company, giving NQM the right to acquire the Company’s Koonenberry exploration licenses in New South Wales, Australia. NQM will bear responsibility of satisfying all existing work commitments and honoring all underlying property agreements during the term of the agreement. NQM has the option to earn a 100% interest in the EMX subsidiary that holds the licenses, with EMX retaining a 3% production royalty.

In 2017, Koonenberry Gold Pty Ltd. (“KNB”) completed the earn-in requirements under the exploration and option Agreement between NQM and the Company, and elected to acquire EMX’s Koonenberry exploration licenses. KNB, a private Australian company, is the successor in interest to NQM under the agreement. The Company transferred its wholly-owned subsidiary, EMX Exploration Pty Ltd, the holder of the Koonenberry licenses, to KNB. EMX retains a 3% royalty on all future production from the Koonenberry licenses. As a result of the transaction, all of EMX’s interests in the Koonenberry gold project were converted to royalties. As a result of the sale, in the year ended December 31, 2017 the Company recorded a loss of $87,987 being the capitalized costs of the Koonenberry property and field equipment with a book value of $6,866 transferred to KNB at the time of sale.

Kimberley Copper Project

The Kimberley Copper Project consists of two exploration licences, in Western Australia. On September 24, 2018 and amended in November 2018, the Company executed a share purchase agreement to sell the Kimberley Copper Project to Enfield Exploration Corporation (‘Enfield”). Pursuant to the agreement, Enfield will issue to EMX 500,000 shares and committed to raising US$1,000,000 for an initial drill test no later than March 31, 2019. Enfield also agreed to grant EMX with a graduated NSR royalty on the property, make AAR payments and issue an additional 1,750,000 shares upon achievement of certain milestones.

New Zealand exploration licenses

In September 2014, and amended in December 2015 the Company signed an option agreement with Land & Mineral Limited (“L&M”), a privately-held Australian company, giving L&M the right to acquire Hauraki Gold Ltd. (“Hauraki”), the wholly-owned EMX subsidiary that controls the Neavesville gold-silver property located in the Hauraki goldfield of New Zealand’s North Island. The purchase and sale agreement included an execution payment of $100,000 ($50,000 received on signing in 2015, and $50,000 received in May 2016, being the balance of the execution payment) and a series of anniversary and milestone payments equal to a certain amount of troy ounces of gold. Pursuant to the agreement, In September 2016, the Company received a $129,562 payment equivalent to a required payment of 75 troy ounces of gold.

In September 2018, the Company received notice from L&M and its parent company E2 Metals of their intention to terminate the agreement. Subsequently, EMX elected not to exercise its right to take back the project or the shares of Hauraki. The agreement was effectively terminated in October 2018.

Turkey

The Company has acquired numerous exploration licenses in Turkey for which there are no specific spending commitments.

Akarca Property

Effective July 29, 2016, the Company entered into a share purchase agreement for the sale of AES Madencilik A.S. (“AES”), the wholly-owned EMX subsidiary that controls the Akarca gold-silver project in western Turkey, to Çiftay snaat Taahhüt ve Ticaret A.S. ("Çiftay"), a privately owned Turkish company.

The terms of the sale provide payments to EMX as summarized below (gold payments can be made as gold bullion or the cash equivalent):

  US$2,000,000 cash payment ($2,630,760) to EMX upon closing of the sale (received);
  500 ounces of gold every six months commencing February 2, 2017 up to a cumulative total of 7,000 ounces of gold. The Company received payments of US$601,825 and US$634,825 during the year ended December 31, 2017, and US$655,525 and US$608,114 during the year ended December 31, 2018, each representing the equivalent of 500 ounces of gold. The payments have been credited against accounts receivable. Receipt of these payments leaves a pre-production total of 5,000 ounces of gold (or the cash equivalent) to be paid to EMX;
  7,000 ounces of gold within 30 days after the commencement of commercial production from the Property provided that prior gold payments will be credited against this payment;
  250 ounces of gold upon production of 100,000 ounces of gold from the Property;
  250 ounces of gold upon production of an aggregate of 500,000 ounces of gold from the Property;
•	A sliding-scale royalty in the amount of the following percentages of production returns after certain deductions (“Royalty”) for ore mined from the Property:

o	For gold production: 1.0% on the first 100,000 ounces of gold; 2.0% on the next 400,000 ounces of gold; 3.0% on all gold production in excess of 500,000 ounces produced from the Property, and;
o	For all production other than gold production: 3.0%.

•	The Royalty is uncapped and cannot be bought out or reduced.

In addition, Çiftay must conduct a drilling program of at least 3,000 meters on the Property during each 12-month period commencing on August 5, 2016 until commencement of commercial production.

Pursuant to the agreement, Çiftay has guaranteed the future payments of 2,500 ounces of gold, or cash equivalent. As at December 31, 2018, the Company has recorded a receivable of $902,991 (including $167,427 of accreted interest income) related to the remaining guaranteed payment. The Company used a long term gold price of US$1,325 per ounce and due to the short term nature of the remaining guaranteed payments, a discount rate of 0%.

The sale of AES resulted in a gain of $6,683,560, resulting from proceeds of $6,737,452, less the net assets of AES of $53,892 which is included in the gain on acquisition and sale of exploration and evaluation assets for the year ended December 31, 2016.

Sisorta Property

Effective July 1, 2016, the Company entered into a share purchase agreement for the sale of EBX Madencilik A.S. (“EBX”), a wholly-owned subsidiary that controlled the Sisorta gold property in Turkey, to Bahar Madencilik Sinayi ve Ticaret Ltd Sti ("Bahar"), a privately owned Turkish company.

The agreement provides for Bahar's staged payments to EMX as summarized below:

  US$250,000 cash payment ($332,969) to EMX upon closing of the sale (received).
  Annual cash payments of US$125,000 (received) beginning on July 1, 2017 until commencement of commercial production from the Property.
  3.5% of production returns after certain deductions (“NSR Payment") for ore mined from the property that is processed on-site (increased to 5% if the ore is processed off-site).
  The advance cash payments will be credited at a rate of 80% against the NSR Payment payable after commercial production commences.
  The NSR Payment is uncapped and cannot be bought out or reduced.

Pursuant to the sale of Sisorta, during the year ended December 31, 2016, the Company paid a finders fee of US$48,740 ($63,549) and recorded a gain on the sale of EBX of $86,041 which is included in the gain (loss) on acquisition and sale of exploration and evaluation assets. The future annual cash payments are not accrued as there is no guarantee of payment, and the shares of EBX could be returned if the payments are not made.

Balya Property

EMX holds an uncapped 4% NSR royalty that it retained from the sale of the property to Dedeman Madencilik San ve Tic. A.S. ("Dedeman"), a privately owned Turkish company, in 2006. During the year ended December 31, 2018, the Company received the 2017 annual royalty payment totalling US$121,075 less applicable taxes of US$18,469. The AMR’s and net royalty payments have been included in Royalty income.

Alankoy Property – Black Sea Copper & Gold Agreement

On November 23, 2015, the Company signed an Exploration and Option Agreement with Black Sea Copper & Gold Corp. (“Black Sea”), a privately-held British Columbia corporation, for the Alankoy copper-gold property in northwestern Turkey, whereby Black Sea has the option to acquire the Company’s subsidiaries that hold the Alankoy project, with the Company retaining a 3% production royalty. To do so, Black Sea paid US$25,000 (received $35,408 in January 2016) upon signing and must incur certain exploration expenditure milestones.

In February 2017, the Company received notification that 0955767 B.C Ltd (formerly Black Sea) was terminating the Alankoy agreement and paid US$16,439 to EMX for reimbursement of costs. EMX has regained 100% control of the project.

Golcuk Transfer and Royalty Agreement

On July 17, 2012, amended on January 29, 2013, and November 8, 2016, the Company entered into an agreement with Pasinex Resources Limited (“PRL”) to transfer a 100% interest in the Golcuk property in exchange for PRL issuing shares to the Company as follows,

  500,000 PRL shares on the initial issuance date (received during the year ended December 31, 2013 and valued at $27,500 or $0.055 per share);
  An additional 500,000 PRL shares on or before the first anniversary of the initial issuance date (received during the year ended December 31, 2014 and valued at $25,000 or $0.05 per share);
  An additional 1,000,000 PRL shares on or before the second anniversary of the initial issuance date (received in February 2015 and valued at $115,000 or $0.115 per share); and,
  An additional 1,000,000 PRL Shares on or before the third anniversary of the initial issuance date (received in February 2016 and valued at $55,000 or $0.055 per share).

In addition to the transfer of shares, PRL will then pay the Company a 2.9% NSR royalty from production. PRL may pay the first minimum royalty payment by delivering 664,483 common shares in the capital of PRL to EMX on or before November 30, 2016 (received valued at $79,738). PRL has the option of purchasing 0.9% of the royalty for US$1,000,000 prior to the 6th anniversary of the effective date of the agreement. In 2017 EMX received 224,150 shares of PRL and US$49,204 in cash for the advance royalty payment due in September 2017.

Tumad Agreement - Trab-23

The Trab-23 property is located in northeast Turkey. In February 2013 Tumad Madencilik San.Ve TIC, A.S. (“Tumad”), executed an option agreement (the “Trab-23 Agreement”) to acquire Trab-23 from the Company. The Trab-23 Agreement provides an upfront transfer of the two licenses to Tumad, in-ground spending requirements, a revenue stream of annual earn-in and pre-production payments, and a revenue stream based upon production.

Tumad's payment and drill requirements have not been met and Tumad terminated the agreement in 2017, and has returned the property to 100% EMX control.

Aktutan Property

EMX has a royalty interest in the Aktutan polymetallic project sold to Dedeman in 2007 for considerations that include a 4% uncapped NSR and AAR payments. During the year ended December 31, 2017, EMX received two advanced royalty payments on its Aktutan property for $261,473 (US$200,000) from Dedeman. The 2018 AAR payment has been amended and is due by March 31, 2019.

Exploration Expenditures

During the year ended December 31, 2018, the Company incurred the following exploration expenditures by projects, which were expensed as incurred:

	Scandinavia	USA								Turkey	Australia and New Zealand	Other	Total
		Kennecott Exploration		Anglo American		Antofagasta	South 32	Other USA	Total
Administration Cost	$142,212	$166		$-		$621	$281	$237,631	$238,699	$145,471	$28,814	$645	$555,841
Assays	58,853	-		-		1,374	-	34,313	35,687	15,153	-	-	109,693
Drilling / Trenching	-	3,369		-		286,199	-	-	289,568	-	-	-	289,568
Land and Legal	110,466	-		-		-	-	185,568	185,568	25,386	18,153	2,846	342,419
Logistics	572,789	3,891		-		40,864	27,855	123,578	196,188	-	4,092	-	773,069
Personnel	736,017	33,839		1,105		56,141	75,704	1,745,051	1,911,840	113,473	121,785	11,887	2,895,002
Property Cost	150,476	9,764		16,512		1,296	25,763	690,686	744,021	13,372	52,307	-	960,176
Professional Services	21,976	-		-		-	131	11,285	11,416	164,294	27,463	15,301	240,450
Share Based Payments	222,860	-		-		-	-	460,414	460,414	62,638	31,394	11,667	788,973
Technical Studies	539,080	3,602		-		-	14,244	770	18,616	73,143	133,572	21,901	786,312
Travel	173,315	-		23		-	1,306	174,686	176,015	15,965	29,315	5,555	400,165
Total Expenditures	2,728,044	54,631		17,640		386,495	145,284	3,663,982	4,268,032	628,895	446,895	69,802	8,141,668
Recoveries	(1,194,456)	(41,590)		(16,842)		(414,942)	(386,569)	221,790	(638,153)	-	-	-	(1,832,609)
Operator Fees	(68,911)	(4,160)		-		(28,631)	(8,605)	-	(41,396)	-	-	-	(110,307)
Option Payments & Shares Received	-	(168,450)		(51,831)		-	-	-	(220,281)	-	-	-	(220,281)
Other Property Income	(13,667)	-		-		(12,141)	(3,253)	-	(15,393)	-	(317)	-	(29,377)
Total Recoveries	(1,277,034)	(214,200)		(68,673)		(455,714)	(398,427)	221,790	(915,223)	-	(317)	-	(2,192,574)
Net Expenditures	$1,451,010	$(159,569	) $	(51,033	) $	(69,219)	$(253,143)	$3,885,772	$3,352,809	$628,895 $	446,578 $	69,802	$5,949,094

During the year ended December 31, 2018, the Company:

  Recovered or accrued $1,194,456 in exploration expenditures and $68,911 in operator fees from BMC and South32 related to activities in Sweden;
  Received a $38,874 (US$30,000) execution payment related to an exploration and option to purchase agreement for the Buckhorn Creek project with Kennecott;
  Received a $64,790 (US$50,000) anniversary payment related to an exploration and option to purchase agreement for the Buckhorn Creek project with Kennecott,
  Received a $64,790 (US$50,000) anniversary payment related to an exploration and option to purchase agreement for the Copper King project with Kennecott, and
  Received a $51,832 (US$40,000) anniversary payment related to an exploration and option to purchase agreement for the Copper Springs project with Anglo American.
During the year ended December 31, 2017, the Company incurred the following exploration expenditures by projects, which were expensed as incurred:

	Scandinavia	USA				Turkey	Asia Pacific			Other	Total
		Kennecott Exploration	Anglo American	Other USA	Total		New Zealand	Other	Total
Administration Cost	$67,159	$74	$292	$185,833	$186,199	$65,877	$40,765	$10,669	$51,434	$6,073	$376,742
Assays	24,972	7,727	-	6,031	13,758	940	-	-	-	-	39,670
Drilling / Trenching	13,509	370	-	89,142	89,512	-	-	-	-	-	103,021
Land and Legal	73,870	-	-	198,126	198,126	23,062	3,511	15,334	18,845	9,534	323,437
Logistics	26,040	8,326	6,168	187,423	201,917	1,379	-	-	-	-	229,336
Personnel	566,367	35,565	18,052	1,593,930	1,647,547	175,649	13,606	106,659	120,265	44,619	2,554,447
Property Cost	347,792	363	39,396	901,022	940,781	27,130	3,965	25,238	29,203	-	1,344,906
Professional Services	77,768	-	-	6,498	6,498	93,506	-	72,497	72,497	27,180	277,449
Share Based Payments	111,887	-	-	476,569	476,569	52,362	5,318	28,456	33,774	64,993	739,585
Technical Studies	17,921	10,370	-	2,554	12,924	-	-	34,506	34,506	31,873	97,224
Travel	118,904	735	-	104,249	104,984	11,584	1,567	6,844	8,411	4,419	248,302
Total Expenditures	1,446,189	63,530	63,908	3,751,377	3,878,815	451,489	68,732	300,203	368,935	188,691	6,334,119
Recoveries	(239,088)	(69,812)	(167,690)	(166,028)	(403,530)	(21,338)	(26,434)	(31,578)	(58,012)	-	(721,968)
Operator Fees	-	(7,451)	-	(22,319)	(29,770)	-	-	-	-	-	(29,770)
Option Payments & Shares Received	(750,000)	(64,901)	-	(110,333)	(175,234)	(122,326)	-	-	-	-	(1,047,560)
Other Property Income	-	(2,090)	(714)	(55,594)	(58,398)	-	(5,349)	-	(5,349)	-	(63,747)
Total Recoveries	(989,088)	(144,254)	(168,404)	(354,274)	(666,932)	(143,664)	(31,783)	(31,578)	(63,361)	-	(1,863,045)
Net Expenditures	$457,101	$(80,724)	$(104,496)	$3,397,103	$3,211,883	$307,825	$36,949	$268,625	$305,574	$188,691	$4,471,074

During the year ended December 31, 2017, the Company:

  Received or accrued $239,088 in expenditures recovered from BMC in Sweden;
  Received 3,000,000 common shares of Sienna valued at $750,000;
  Received a $65,368 (US$50,000) option payment related to an exploration and option to purchase agreement for the Copper King project with Kennecott;
  Received as part of the Copper Springs option agreement with Anglo American, US$82,000 ($106,436) as reimbursement of previously paid land holding costs; and
  Recorded an option payment from Pasinex pursuant to a property agreement on the Company’s Golcuk property for the equivalent to 75 ounces of gold in the form of $61,805 (US$49,204) cash and 224,150 shares of Pasinex valued at $60,521
During the year ended December 31, 2016, the Company incurred the following exploration expenditures by projects, which were expensed as incurred:

	Scandinavia	USA				Turkey			Asia Pacific			Other	Total
		Kennecott Exploration	Desert Star Resources	Other USA	Total	Akarca	Other	Total	New Zealand	Other	Total
Administration Cost	$37,498	$109	$25	$157,106	$157,240	$27,055	$92,397	$119,452	$2,220	$9,520	$11,740	$24,650	$350,580
Assays	8,596	845	-	6,635	7,480	676	-	676	-	-	-	-	16,752
Drilling / Trenching	76,687	314,972	-	91	315,063	44,283	14,679	58,962	-	-	-	-	450,712
Land and Legal	48,632	-	-	182,160	182,160	39,603	160,831	200,434	-	23,778	23,778	40,384	495,388
Logistics	14,535	57,164	1,822	70,590	129,576	13,810	5,708	19,518	-	9,155	9,155	5,282	178,066
Personnel	195,223	118,679	12,676	1,420,907	1,552,262	297,586	264,527	562,113	-	99,751	99,751	171,881	2,581,230
Property Cost	165,640	2,677	39,460	485,365	527,502	154,526	32,426	186,952	37,230	47,219	84,449	-	964,543
Professional Services	135,527	-	-	13,664	13,664	61,577	22,029	83,606	496	1,772	2,268	17,625	252,690
Share Based Payments	40,285	-	-	295,008	295,008	32,805	69,020	101,825	-	17,673	17,673	48,066	502,857
Technical Studies	106,093	42,666	-	16,107	58,773	38,383	6,544	44,927	-	11,397	11,397	163,444	384,634
Travel	63,571	-	-	103,478	103,478	16,310	31,479	47,789	-	6,861	6,861	16,382	238,081
Total Expenditures	892,287	537,112	53,983	2,751,111	3,342,206	726,614	699,640	1,426,254	39,946	227,126	267,072	487,714	6,415,533
Recoveries	-	(555,217)	(51,833)	(21,938)	(628,988)	(43,550)	-	(43,550)	-	(48,781)	(48,781)	-	(721,319)
Operator Fees	-	(56,271)	(1,263)	-	(57,534)	-	-	-	-	-	-	-	(57,534)
Option Payments *	-	(24,720)	-	(125,890)	(150,610)	-	(170,146)	(170,146)	(180,476)	-	(180,476)	-	(501,232)
Other Property Income	-	(9,720)	(265)	(39,755)	(49,740)	-	(56,466)	(56,466)	(27,243)	-	(27,243)	(2,040)	(135,489)
Total Recoveries	-	(645,928)	(53,361)	(187,583)	(886,872)	(43,550)	(226,612)	(270,162)	(207,719)	(48,781)	(256,500)	(2,040)	(1,415,574)
Net Expenditures	$892,287	$(108,816)	$622	$2,563,528	$2,455,334	$683,064	$473,028	$1,156,092	$(167,773)	$178,345	$10,572	$485,674	$4,999,959

*The Company received a $129,820 (US$100,000) annual option payment related to an exploration and option to purchase agreement for the Superior West project with Kennecott applied as to $105,100 to the Superior West capitalized costs, and $24,720 to exploration recoveries.

Significant components of “Other” total exploration expenditures for the year ended December 31, 2016 were Haiti - $148,455; Austria - $48,767; and other general exploration costs in Europe totalling - $146,159.